Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts receivable	¥ 533,945	$ 75,205	¥ 385,935
Allowance for credit losses	(132,881)	(18,716)	(102,161)
Accounts receivable, net	¥ 401,064	$ 56,489	¥ 283,774